As filed with the Securities and Exchange Commission on June 16, 2006

1933 Act File No. 333-93813
1940 Act File No. 811-09761

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	25	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	27	[	X	]

(Check appropriate box or boxes.)

DIREXION INSURANCE TRUST

33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:
Angela L. Pingel
U.S. Bancorp Fund Services, LLC
615 East Michigan
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on June 16, 2006 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

DIREXION INSURANCE TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Combined Prospectus for the VP Total Market Bull 1.25X Fund, the VP Total Market Bear 1.25X Fund, the VP S&P 500® Bull 1.25X Fund, the VP S&P 500® Bear 1.25X Fund, the VP NASDAQ-100® Bull 1.25X Fund, the VP NASDAQ-100® Bear 1.25X Fund, the VP Mid Cap Bull 1.25X Fund, the VP Mid Cap Bear 1.25X Fund, the VP Small Cap Bull 1.25X Fund, the VP Small Cap Bear 1.25X Fund, the VP Equity Income Bull 1.25X Fund, the VP Equity Income Bear 1.25X Fund, the VP Dollar Bull 1.25X Fund, the VP Dollar Bear 1.25X Fund, the VP Japan Bull 1.25X Fund, the VP Japan Bear 1.25X Fund, the VP Emerging Markets Bull 1.25X Fund, the VP Emerging Markets Bear 1.25X Fund, the VP Developed Markets Bull 1.25X Fund, the VP Developed Markets Bear 1.25X Fund, the VP Latin America Bull 1.25X Fund, the VP Latin America Bear 1.25X Fund, the VP Real Estate Bull 1.25X Fund, the VP Real Estate Bear 1.25X Fund, the VP Commodity Bull 1.25X Fund, the VP Commodity Bear 1.25X Fund, the VP Biotech Bull 1.25X Fund, the VP Biotech Bear 1.25X Fund, the VP Oil & Gas Bull 1.25X Fund, the VP Oil & Gas Bear 1.25X Fund, the VP Precious Metals Bull 1.25X Fund, the VP Precious Metals Bear 1.25X Fund, the VP Healthcare Bull 1.25X Fund, the VP Healthcare Bear 1.25X Fund, the VP Financial Bull 1.25X Fund, the VP Financial Bear 1.25X Fund, the VP 10 Year Note Bull 1.75X Fund, the VP 10 Year Note Bear 1.75X Fund and the VP U.S. Government Money Market Fund.

Combined Statement of Additional Information for the VP Total Market Bull 1.25X Fund, the VP Total Market Bear 1.25X Fund, the VP S&P 500® Bull 1.25X Fund, the VP S&P 500® Bear 1.25X Fund, the VP NASDAQ-100® Bull 1.25X Fund, the VP NASDAQ-100® Bear 1.25X Fund, the VP Mid Cap Bull 1.25X Fund, the VP Mid Cap Bear 1.25X Fund, the VP Small Cap Bull 1.25X Fund, the VP Small Cap Bear 1.25X Fund, the VP Equity Income Bull 1.25X Fund, the VP Equity Income Bear 1.25X Fund, the VP Dollar Bull 1.25X Fund, the VP Dollar Bear 1.25X Fund, the VP Japan Bull 1.25X Fund, the VP Japan Bear 1.25X Fund, the VP Emerging Markets Bull 1.25X Fund, the VP Emerging Markets Bear 1.25X Fund, the VP Developed Markets Bull 1.25X Fund, the VP Developed Markets Bear 1.25X Fund, the VP Latin America Bull 1.25X Fund, the VP Latin America Bear 1.25X Fund, the VP Real Estate Bull 1.25X Fund, the VP Real Estate Bear 1.25X Fund, the VP Commodity Bull 1.25X Fund, the VP Commodity Bear 1.25X Fund, the VP Biotech Bull 1.25X Fund, the VP Biotech Bear 1.25X Fund, the VP Oil & Gas Bull 1.25X Fund, the VP Oil & Gas Bear 1.25X Fund, the VP Precious Metals Bull 1.25X Fund, the VP Precious Metals Bear 1.25X Fund, the VP Healthcare Bull 1.25X Fund, the VP Healthcare Bear 1.25X Fund, the VP Financial Bull 1.25X Fund, the VP Financial Bear 1.25X Fund, the VP 10 Year Note Bull 1.75X Fund, the VP 10 Year Note Bear 1.75X Fund and the VP U.S. Government Money Market Fund.

Part C of Form N-1A

Signature Page

Exhibits

PROSPECTUS

[DIREXION INSURANCE TRUST LOGO]

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

BULL FUNDS	BEAR FUNDS
Domestic Index Equity Funds
VP Total Market Bull 1.25X Fund	VP Total Market Bear 1.25X Fund
VP S&P 500® Bull 1.25X Fund	VP S&P 500® Bear 1.25X Fund
VP NASDAQ-100® Bull 1.25X Fund	VP NASDAQ-100® Bear 1.25X Fund
VP Mid Cap Bull 1.25X Fund	VP Mid Cap Bear 1.25X Fund
VP Small Cap Bull 1.25X Fund	VP Small Cap Bear 1.25X Fund
VP Equity Income Bull 1.25X Fund	VP Equity Income Bear 1.25X Fund
Currency Funds
VP Dollar Bull 1.25X Fund	VP Dollar Bear 1.25X Fund
International Funds
VP Japan Bull 1.25X Fund	VP Japan Bear 1.25X Fund
VP Emerging Markets Bull 1.25X Fund	VP Emerging Markets Bear 1.25X Fund
VP Developed Markets Bull 1.25X Fund	VP Developed Markets Bear 1.25X Fund
VP Latin America Bull 1.25X Fund	VP Latin America Bear 1.25X Fund
Specialty Funds
VP Real Estate Bull 1.25X Fund	VP Real Estate Bear 1.25X Fund
VP Commodity Bull 1.25X Fund	VP Commodity Bear 1.25X Fund
VP Biotech Bull 1.25X Fund	VP Biotech Bear 1.25X Fund
VP Oil & Gas Bull 1.25X Fund	VP Oil & Gas Bear 1.25X Fund
VP Precious Metals Bull 1.25X Fund	VP Precious Metals Bear 1.25X Fund
VP Healthcare Bull 1.25X Fund	VP Healthcare Bear 1.25X Fund
VP Financial Bull 1.25X Fund	VP Financial Bear 1.25X Fund
Fixed Income Funds
VP 10 Year Note Bull 1.75X Fund	VP 10 Year Note Bear 1.75X Fund
VP U.S. Government Money Market Fund

A significant portion of each Fund’s assets is expected to come from professional money managers and investors who use the Funds as part of “asset allocation” or “market timing” strategies.

Each Fund offers its shares to insurance company separate accounts that fund variable annuity contracts and life insurance policies. This Prospectus should be read together with the Prospectus for those contracts and policies. Shares are also offered to certain qualified pension and retirement plans outside the context of separate accounts.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Direxion Insurance Trust (the “Trust”) has not authorized the use of this Prospectus in any state or jurisdiction in which such an offering may not legally be made.

June 16, 2006

TABLE OF CONTENTS

OVERVIEW	1

INVESTMENT TECHNIQUES AND POLICIES	2

PRINCIPAL RISKS	3

DOMESTIC EQUITY INDEX FUNDS	6

VP Total Market Bull 1.25 X Fund	6
VP Total Market Bear 1.25X Fund	6
VP S&P 500® Bull 1.25X Fund	7
VP S&P 500® Bear 1.25X Fund	7
VP NASDAQ-100® Bull 1.25X Fund	8
VP NASDAQ-100® Bear 1.25X Fund	8
VP Mid Cap Bull 1.25X Fund	9
VP Mid Cap Bear 1.25X Fund	9
VP Small Cap Bull 1.25X Fund	10
VP Small Cap Bear 1.25X Fund	10
VP Equity Income Bull 1.25X Fund	11
VP Equity Income Bear 1.25X Fund	11

CURRENCY FUNDS	12

VP Dollar Bull 1.25X Fund	12
VP Dollar Bear 1.25X Fund	12

INTERNATIONAL FUNDS	13

VP Japan Bull 1.25X Fund	13
VP Japan Bear 1.25X Fund	13
VP Emerging Markets Bull 1.25X Fund	14
VP Emerging Markets Bear 1.25X Fund	14
VP Developed Markets Bull 1.25X Fund	16
VP Developed Markets Bear 1.25X Fund	16
VP Latin America Bull 1.25X Fund	17
VP Latin America Bear 1.25X Fund	17

SPECIALTY FUNDS	18

VP Real Estate Bull 1.25X Fund	18
VP Real Estate Bear 1.25X Fund	18
VP Commodity Bull 1.25X Fund	19
VP Commodity Bear 1.25X Fund	19
VP Biotech Bull 1.25X Fund	20
VP Biotech Bear 1.25X Fund	20
VP Oil & Gas Bull 1.25X Fund	21
VP Oil & Gas Bear 1.25X Fund	21
VP Precious Metals Bull 1.25X Fund	22
VP Precious Metals Bear 1.25X Fund	22
VP Healthcare Bull 1.25X Fund	23
VP Healthcare Bear 1.25X Fund	23
VP Financial Bull 1.25X Fund	24
VP Financial Bear 1.25X Fund	24

FIXED INCOME FUNDS	25

VP 10 Year Note Bull 1.75X Fund	25
VP 10 Year Note Bear 1.75X Fund	25

VP U.S. GOVERNMENT MONEY MARKET FUND	26

ABOUT YOUR INVESTMENT	27

i

Share Price of the Funds	27
Rule 12b-1 Fees	28
Investing in the Funds	28

MANAGEMENT OF THE FUNDS	29

PORTFOLIO HOLDINGS	29

DISTRIBUTIONS AND TAXES	29

MASTER/FEEDER OPTION	30

FINANCIAL HIGHLIGHTS	31

PRIVACY NOTICE (Not a part of the prospectus)	PN-1

MORE INFORMATION ON THE FUNDS	Back Cover

ii

OVERVIEW

This prospectus relates to the shares of the funds noted below (which are sometimes referred to in this Prospectus as a “Fund” and, collectively, as the “Funds”) of the Direxion Insurance Trust (formerly, the Potomac Insurance Trust). Except for the VP U.S. Government Money Market Fund, the Funds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark. The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark. For instance, the benchmark for the VP Total Market Bull 1.25X Fund is 125% of the daily price performance of the MSCI® US Broad Market Index, while the benchmark for the VP Total Market Bear 1.25X Fund is 125% of the inverse, or opposite, of the daily price performance of the MSCI® US Broad Market Index. If, on a given day, the MSCI® US Broad Market Index gains 1%, the VP Total Market Bull 1.25X Fund is designed to gain approximately 1.25% (which is equal to 125% of 1%), while the VP Total Market Bear 1.25X Fund is designed to lose approximately 1.25%. Conversely, if the MSCI® US Broad Market Index loses 1% on a given day, the VP Total Market Bull 1.25X Fund is designed to lose approximately 1.25%, while the VP Total Market Bear 1.25X Fund is designed to gain approximately 1.25%.

Fund	Index or Benchmark	Daily Target
VP Total Market Bull 1.25X Fund	MSCI® US Broad Market	125%
VP Total Market Bear 1.25X Fund		-125%
VP S&P 500® Bull 1.25X Fund	S&P 500®	125%
VP S&P 500® Bear 1.25X Fund		-125%
VP NASDAQ-100® Bull 1.25X Fund	NASDAQ-100®	125%
VP NASDAQ-100® Bear 1.25X Fund		-125%
VP Mid Cap Bull 1.25X Fund	S&P® MidCap 400	125%
VP Mid Cap Bear 1.25X Fund		-125%
VP Small Cap Bull 1.25X Fund	Russell 2000®	125%
VP Small Cap Bear 1.25X Fund		-125%
VP Equity Income Bull 1.25X Fund	Dow Jones Select DividendSM	125%
VP Equity Income Bear 1.25X Fund		-125%
VP Dollar Bull 1.25X Fund	U.S. Dollar®	125%
VP Dollar Bear 1.25X Fund		-125%
VP Japan Bull 1.25X Fund	Nikkei® 225	125%
VP Japan Bear 1.25X Fund		-125%
VP Emerging Markets Bull 1.25X Fund	MSCI Emerging MarketsSM	125%
VP Emerging Markets Bear 1.25X Fund		-125%
VP Developed Markets Bull 1.25X Fund	MSCI EAFE®	125%
VP Developed Market Bear 1.25X Fund		-125%
VP Latin America Bull 1.25X Fund	S&P® Latin America 40	125%
VP Latin America Bear 1.25X Fund		-125%
VP Real Estate Bull 1.25X Fund	Dow Jones U.S. Real Estate	125%
VP Real Estate Bear 1.25X Fund		-125%
VP Commodity Bull 1.25X Fund	Morgan Stanley® Commodity Related	125%
VP Commodity Bear 1.25X Fund		-125%
VP Biotech Bull 1.25X Fund	Biotech HOLDRs	125%
VP Biotech Bear 1.25X Fund		-125%
VP Oil & Gas Bull 1.25X Fund	Energy Select Sector	125%
VP Oil & Gas Bear 1.25X Fund		-125%
VP Precious Metals Bull 1.25X Fund	Dow Jones Precious Metals	125%
VP Precious Metals Bear 1.25X Fund		-125%
VP Healthcare Bull 1.25X Fund	Health Care Select Sector	125%
VP Healthcare Bear 1.25X Fund		-125%
VP Financial Bull 1.25X Fund	Financial Select Sector	125%
VP Financial Bear 1.25X Fund		-125%
VP 10 Year Note Bull 1.75X Fund	10 Year Treasury Note	175%
VP 10 Year Note Bear 1.75X Fund		-175%

1

Shares of the Funds may be purchased through variable annuity contracts and variable life insurance policies (“Contracts”). Shares of the Funds also may be purchased through certain qualified pension and retirement plans (“Plans”).

To achieve these results, the Funds listed above use aggressive investment techniques such as engaging in futures, swaps and options transactions. As a result, these Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. These Funds are suitable for purchase by active investors and frequently are used by investors who engage in market timing activities. There is no assurance that the Funds will achieve their objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The Trust also offers the VP U.S. Government Money Market Fund, which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities.

INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Bull Funds, Rafferty attempts to magnify the daily returns of each Bull Fund’s index or benchmark. The Bear Funds are managed to provide returns inverse (or opposite) by a defined percentage to the daily return of each Bear Fund’s index or benchmark. Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds. Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines. Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. As a consequence, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund.

Each Fund invests significantly in exchange-traded funds (“ETFs”), futures contracts on stock indices, swap agreements, options on futures contracts and financial instruments such as options on securities and stock indices options. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Each Bull Fund and Bear Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Fund invests in some combination of financial instruments so that it generates economic exposure consistent with the Fund’s investment objective. To generate a return consistent with a leveraged investment objective benchmark, a Fund will generally invest some portion of its net assets in financial instruments - such as futures or swaps - with implicit leverage.

Net flows into or out of a Fund and the impact of market movements determine whether the portfolio needs to be re-positioned. If the target index has risen on a given day, a Bull Fund’s net asset value per share should rise, meaning the Fund’s exposure may need to be increased. Conversely, if the target index has fallen on a given day, a Bull Fund’s net asset value per share should fall, meaning the Fund’s exposure may need to be reduced. If the target index has risen on a given day, a Bear Fund’s net asset value per share should fall, meaning the Fund’s portfolio may need to be reduced. If the target index has fallen on a given day, a Bear Fund’s net asset value per share should rise, meaning the Fund’s exposure may need to be increased. A Fund’s portfolio may also need to be changed to reflect changes in the composition of an index and corporate actions like stock splits and spin-offs. Rafferty increases the Fund’s exposure when its assets rise and reduces the Fund’s exposure when its assets fall. To determine which instruments to purchase or sell, Rafferty identifies instruments it believes exhibit price anomalies among the relevant group of financial instruments to identify the more advantageous instrument.

2

Each Fund (other than the VP U.S. Government Money Market Fund) is designed to provide daily investment returns that are a multiple of the returns of its index or benchmark. While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective. A Fund may have difficulty in achieving its daily target due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations, the use of leverage and the Bear Funds’ inverse correlation.

Except for the VP U.S. Government Money Market Fund, each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees without shareholder approval. The VP U.S. Government Fund’s investment objective is a fundamental policy and can only be changed with shareholder approval.

It is the policy of each Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its index or benchmark. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. government securities until the level of net assets is sufficient to permit the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (800) 851-0511.

PRINCIPAL RISKS

An investment in any of the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve their objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. The table below provides the principal risks of investing in the Funds. Following the table, each risk is explained.

	Market Timing Activity and High Portfolio Turnover	Risk of Tracking Error	Risks of Aggressive Investment Techniques	Leverage Risk	Counterparty Risks	Risk of Non-Diversification	Interest Rate Changes	Risks of Investing in Other Investment Companies and ETFs	Adverse Market Conditions	Risks of Shorting Instruments	Inverse Correlation Risk
VP Total Market Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Total Market Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP S&P 500® Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP S&P 500® Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP NASDAQ-100® Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP NASDAQ-100® Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Mid Cap Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Mid Cap Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Small Cap Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Small Cap Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Equity Income Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Equity Income Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Dollar Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Dollar Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Japan Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Japan Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Emerging Markets Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Emerging Markets Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Developed Markets Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Developed Market Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Latin America Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Latin America Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Real Estate Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Real Estate Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Commodity Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Commodity Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Biotech Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Biotech Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Oil & Gas Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Oil & Gas Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Precious Metals Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Precious Metals Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Healthcare Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Healthcare Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP Financial Bull 1.25X Fund	X	X	X	X	X	X	X	X	X
VP Financial Bear 1.25X Fund	X	X	X	X	X	X	X	X	X	X	X
VP 10 Year Note Bull 1.75X Fund	X	X	X	X	X	X	X	X	X
VP 10 Year Note Bear 1.75X Fund	X	X	X	X	X	X	X	X	X	X	X
VP U.S. Government Money Market Fund							X

	Risks of Investing in Equity Securities	Risks of Investing in Foreign Instruments	Currency Exchange Rates	Risks of Investing in Emerging Markets Instruments	Risks of Investing in Small and Mid Capitalization Companies	Credit Risk	Risks of Investing in Commodities	Risks of Investing in Real Estate Instruments	Risk of Investing in Technology Companies	Concentration Risk	Geographic Concentration Risk
VP Total Market Bull 1.25X Fund	X				X	X
VP Total Market Bear 1.25X Fund	X				X	X
VP S&P 500® Bull 1.25X Fund	X					X
VP S&P 500® Bear 1.25X Fund	X					X
VP NASDAQ-100® Bull 1.25X Fund	X					X			X
VP NASDAQ-100® Bear 1.25X Fund	X					X			X
VP Mid Cap Bull 1.25X Fund	X				X	X
VP Mid Cap Bear 1.25X Fund	X				X	X
VP Small Cap Bull 1.25X Fund	X				X	X
VP Small Cap Bear 1.25X Fund	X				X	X
VP Equity Income Bull 1.25X Fund	X					X
VP Equity Income Bear 1.25X Fund	X					X
VP Dollar Bull 1.25X Fund		X	X	X		X
VP Dollar Bear 1.25X Fund		X	X	X		X
VP Japan Bull 1.25X Fund	X	X	X			X					X
VP Japan Bear 1.25X Fund	X	X	X			X					X
VP Emerging Markets Bull 1.25X Fund	X	X	X	X		X
VP Emerging Markets Bear 1.25X Fund	X	X	X	X		X
VP Developed Markets Bull 1.25X Fund	X	X	X			X
VP Developed Market Bear 1.25X Fund	X	X	X			X
VP Latin America Bull 1.25X Fund	X	X	X	X		X					X
VP Latin America Bear 1.25X Fund	X	X	X	X		X					X
VP Real Estate Bull 1.25X Fund	X					X		X
VP Real Estate Bear 1.25X Fund	X					X		X
VP Commodity Bull 1.25X Fund	X					X	X
VP Commodity Bear 1.25X Fund	X					X	X
VP Biotech Bull 1.25X Fund	X					X			X	X
VP Biotech Bear 1.25X Fund	X					X			X	X
VP Oil & Gas Bull 1.25X Fund	X					X	X			X
VP Oil & Gas Bear 1.25X Fund	X					X	X			X
VP Precious Metals Bull 1.25X Fund	X					X	X			X
VP Precious Metals Bear 1.25X Fund	X					X	X			X
VP Healthcare Bull 1.25X Fund	X					X				X
VP Healthcare Bear 1.25X Fund	X					X				X
VP Financial Bull 1.25X Fund	X					X				X
VP Financial Bear 1.25X Fund	X					X				X
VP 10 Year Note Bull 1.75X Fund						X
VP 10 Year Note Bear 1.75X Fund						X
VP U.S. Government Money Market Fund						X

Market Timing Activity and High Portfolio Turnover
Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Funds may have a negative impact on their abilities to achieve their investment objectives or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer-term investments.

Risk of Tracking Error
Several factors may affect a Fund’s ability to achieve its daily target. A Fund may have difficulty achieving its daily target due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by a Fund. A failure to achieve a daily target may cause a Fund to provide returns for a longer period that are worse than expected. In addition, a Fund that meets its daily target over a period of time may not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuations, the use of leverage and the Bear Funds’ inverse correlation.

3

Risks of Aggressive Investment Techniques
The Funds use investment techniques, including investments in derivative instruments, which may be considered aggressive. Derivative instruments include: (1) futures contracts; (2) swap agreements; and (3) options on securities, securities indices, and futures contracts. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Leverage Risk
Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile. The leveraged investment techniques that the Funds employ should cause investors in the Funds to lose more money in adverse environments. Leveraged positions incur explicit or implicit financing charges. The Funds’ use of leverage means that they will incur financing charges which will affect the performance of the Funds. As interest rates rise, the cost of executing the Funds’ investment strategies will rise as well.

Counterparty Risks
Swap agreements are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Using such agreements exposes a Fund to the risk that the counterparty may default. If the counterparty defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

Risk of Non-Diversification
A non-diversified fund invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Interest Rate Changes
Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates. For instance, higher interest rates may make investments in debt securities more attractive, thus crowding out investment in equities.

Risks of Investing in Other Investment Companies and ETFs
Investments in the securities of other investment companies and ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting a Fund’s performance.

4

Adverse Market Conditions
The performance of each Fund is designed to correlate to the performance of an index or benchmark. As a consequence, a Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.

Risks of Shorting Instruments
Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. A short sale involves the theoretically unlimited risk of loss when the market value of the instruments sold short plus related transaction costs exceeds the proceeds to a Fund from the short sale. As a consequence, a Fund will lose value if and when the instrument’s price rises - a result that is the opposite from traditional mutual funds. The holder of a short position is responsible for paying the dividends and interest accruing on the short position. Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.

Inverse Correlation Risk
Each Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises — a result that is the opposite from traditional mutual funds. Because each Bear Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between a Bear Fund’s daily return and the price performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

Risks of Investing in Equity Securities
Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Risks of Investing in Foreign Instruments
Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Currency Exchange Rates
Changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Risks of Investing in Emerging Markets Instruments
Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. The risk of political or social upheaval is greater and there may be additional risks from an economy’s dependence on revenues from particular commodities, currency transfer restrictions, limited potential buyers for such instruments and delays and disruption in settlement procedures.

Risks of Investing in Small and Mid Capitalization Companies
Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Credit Risk
A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations that are issued or guaranteed by the U.S. government. However, certain U.S. government obligations that are not backed by the full faith and credit of the U.S. government entail more risk because there can be no assurance that the U.S. government will provide financial support to the U.S. government-sponsored agencies or instrumentalities that back such securities.

Risks of Investing in Commodities
Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

5

Risks of Investing in Real Estate Instruments
Real estate instruments are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Risk of Investing in Technology Companies
The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. These instruments may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology instruments also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Further, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Concentration Risk
Concentration risk results from focusing a Fund’s investments in a specific industry or sector. The performance of a Fund that focuses its investments in a particular industry or sector may be more volatile than a fund that does not concentrate its investments.

Geographic Concentration Risk
Investments in a particular geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, Funds that focus their investments in a particular geographic region may be more volatile than a more geographically diversified fund.

DOMESTIC EQUITY INDEX FUNDS

VP Total Market Bull 1.25 X Fund
VP Total Market Bear 1.25X Fund

Investment Objective. The VP Total Market Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the MSCI® US Broad Market Index (“Broad Market Index”). The VP Total Market Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Broad Market Index. (Collectively, the VP Total Market Bull 1.25X Fund and the VP Total Market Bear 1.25X Fund are referred to as the “Total Market Funds.”)

Principal Investment Strategy. Each Total Market Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Broad Market Index and/or financial instruments that, in combination, provide leveraged exposure to the Broad Market Index with the VP Total Market Bull 1.25X Fund creating long positions and the VP Total Market Bear 1.25X Fund creating short positions. These financial instruments include the Vanguard® Total Stock Market VIPERs®, which is a publicly-traded index security based on the Broad Market Index, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Total Market Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Broad Market Index is a capitalization-weighted index which targets for inclusion 99.5% of the U.S. market capitalization of the public equity markets. As a consequence, the Broad Market Index includes large, mid, small and micro cap companies. Morgan Stanley Capital International Inc. (‘‘MSCI®’’) is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Total Market Funds because they had not commenced operations prior to the date of this Prospectus.

6

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Total Market Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Total Market Bull	VP Total Market Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.27%	0.35%
Total Annual Operating Expenses	1.32%	1.40%

(1)
Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Total Market Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Total Market Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Total Market Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Total Market Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Total Market Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Total Market Bull	$134	$418
VP Total Market Bear	$143	$443

Risks. The principal risks of investing in the Total Market Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Small and Mid Capitalization Companies, and Credit Risk.

Additional risks of investing in the VP Total Market Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Total Market Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP S&P 500® Bull 1.25X Fund
VP S&P 500® Bear 1.25X Fund

Investment Objective. The VP S&P 500® Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the S&P 500® Index. The VP S&P 500® Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the VP S&P 500® Bull 1.25X Fund and the VP S&P 500® Bear 1.25X Fund are referred to as the “S&P 500® Funds.”)

Principal Investment Strategy. Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P 500® Index with the VP S&P 500® Bull 1.25X Fund creating long positions and the VP S&P 500® Bear 1.25X Fund creating short positions. These financial instruments include Standard & Poor’s® Depositary Receipts (“SPDRs®”), which are publicly-traded index securities based on the S&P 500® Index, other ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the S&P 500® Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks. Standard & Poor’s® selects the 500 stocks comprising the S&P 500® Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange (“NYSE”). Standard & Poor’s®, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The S&P 500® Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the S&P 500® Funds because they had not commenced operations prior to the date of this Prospectus.

7

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the S&P 500® Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP S&P 500® Bull	VP S&P 500® Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.25%	0.35%
Total Annual Operating Expenses	1.30%	1.40%

(1)
Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each S&P 500® Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP S&P 500®Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the S&P 500® Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the S&P 500® Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the S&P 500® Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP S&P 500® Bull	$132	$412
VP S&P 500® Bear	$143	$443

Risks. The principal risks of investing in the S&P 500® Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, and Credit Risk.

Additional risks of investing in the VP S&P 500® Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the S&P 500® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP NASDAQ-100® Bull 1.25X Fund
VP NASDAQ-100® Bear 1.25X Fund

Investment Objective. The VP NASDAQ-100® Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the NASDAQ-100® Index. The VP NASDAQ-100® Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the VP NASDAQ-100® Bull 1.25X Fund and the VP NASDAQ-100® Bear 1.25X Fund are referred to as the “NASDAQ-100® Funds.”)

Principal Investment Strategy. Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities of the companies that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the VP NASDAQ-100® Bull 1.25X Fund creating long positions and the VP NASDAQ-100® Bear 1.25X Fund creating short positions. The financial instruments in which the NASDAQ-100® Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the NASDAQ-100® Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The NASDAQ-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the National Market tier of the NASDAQ National Market®. All companies listed on the index have an average daily trading volume of at least 200,000 shares. The NASDAQ-100® Index was created in 1985 and is a trademark of the NASDAQ National Market®. The NASDAQ-100® Funds are not sponsored, endorsed, sold, or promoted by the NASDAQ National Market® and the NASDAQ National Market® makes no representations regarding the advisability of investing in the Funds.

8

Performance. No performance is provided for the NASDAQ-100® Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the NASDAQ-100® Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP NASDAQ-100® Bull	VP NASDAQ-100® Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.29%	0.35%
Total Annual Operating Expenses	1.34%	1.40%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each NASDAQ-100® Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP NASDAQ-100®1.25X Bear Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the NASDAQ-100® Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the NASDAQ-100® Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the NASDAQ-100® Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP NASDAQ-100® Bull	$136	$425
VP NASDAQ-100® Bear	$143	$443

Risks. The principal risks of investing in NASDAQ-100® Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risk of Investing in Technology Companies, and Credit Risk.

Additional risks of investing in the VP NASDAQ-100® Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the NASDAQ-100® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Mid Cap Bull 1.25X Fund
VP Mid Cap Bear 1.25X Fund

Investment Objective. The VP Mid Cap Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the S&P® MidCap 400 Index. The VP Mid Cap Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the S&P® MidCap 400 Index. (Collectively, the VP Mid Cap Bull 1.25X Fund and the VP Mid Cap Bear 1.25X Fund are referred to as the “Mid Cap Funds.”)

Principal Investment Strategy. Each Mid Cap Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® MidCap 400 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® MidCap 400 Index with the VP Mid Cap Bull 1.25X Fund creating long positions and the VP Mid Cap Bear 1.25X Fund creating short positions. The financial instruments in which the Mid Cap Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Mid Cap Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P® MidCap 400 Index is a capitalization-weighted index composed of 400 common stocks with market capitalizations which range from $1 billion to $4 billion. Standard & Poor’s® selects the 400 stocks comprising the S&P® MidCap 400 Index on the basis of market values and industry diversification. Standard & Poor’s®, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Mid Cap Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

9

Performance. No performance is provided for the Mid Cap Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Mid Cap Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Mid Cap Bull	VP Mid Cap Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.31%	0.35%
Total Annual Operating Expenses	1.36%	1.40%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Mid Cap Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.(

(2)
The VP Mid Cap Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Mid Cap Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Mid Cap Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Mid Cap Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Mid Cap Bull	$138	$431
VP Mid Cap Bear	$143	$443

Risks. The principal risks of investing in Mid Cap Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the VP Mid Cap Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Mid Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Small Cap Bull 1.25X Fund
VP Small Cap Bear 1.25X Fund

Investment Objective. The VP Small Cap Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Russell 2000® Index. The VP Small Cap Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Russell 2000® Index. (Collectively, the VP Small Cap Bull 1.25X Fund and the VP Small Cap Bear 1.25X Fund are referred to as the “Small Cap Funds.”)

Principal Investment Strategy. Each Small Cap Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Russell 2000® Index and/or financial instruments that, in combination, provide leveraged exposure to the Russell 2000® Index with the VP Small Cap Bull 1.25X Fund creating long positions and the VP Small Cap Bear 1.25X Fund creating short positions. The financial instruments in which the Small Cap Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Small Cap Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Russell 2000® Index is comprised of the smallest 2000 companies in the Russell 3000® Index. As of the June 2005 reconstitution, the market capitalization of the companies included in the Russell 2000® Index was between $182.6 million and $1.8 billion. The median capitalization was $539.5 million. As of April 30, 2006, the average market capitalization of the companies included in the Russell 3000® Index was approximately $5.2 billion. That compares to an average market capitalization of $842 million for the Russell 2000® Index at the same time. The smallest 2000 companies represent approximately 11% of the total market capitalization of the Russell 3000® Index. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Funds.

10

Performance. No performance is provided for the Small Cap Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Small Cap Bull	VP Small Cap Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.29%	0.35%
Total Annual Operating Expenses	1.34%	1.40%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Funds’ Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Small Cap Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Small Cap Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Small Cap Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Small Cap Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Small Cap Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Small Cap Bull	$136	$425
VP Small Cap Bear	$143	$443

Risks. The principal risks of investing in Small Cap Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the VP Small Cap Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Small Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Equity Income Bull 1.25X Fund
VP Equity Income Bear 1.25X Fund

Investment Objective. The VP Equity Income Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Dow Jones Select Dividend IndexSM (“DJDVY”). The VP Equity Income Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the DJDVY. (Collectively, the VP Equity Income Bull 1.25X Fund and the VP Equity Income Bear 1.25X Fund are referred to as the “Equity Income Funds.”)

Principal Investment Strategy. Each Equity Income Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the DJDVY and/or financial instruments that, in combination, provide leveraged exposure to the DJDVY with the VP Equity Income Bull 1.25X Fund creating long positions and the VP Equity Income Bear 1.25X Fund creating short positions. The financial instruments in which the Equity Income Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Equity Income Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

11

Target Index. The Dow Jones Select Dividend IndexSM represents the top 100 U.S. stocks by dividend yield and is derived from the Dow Jones Total Market Index, which is a broad-market benchmark that represents approximately 95% of the U.S. market.  The stocks that comprise the Dow Jones Select Dividend IndexSM are selected almost entirely on an eligible stock’s dividend yield and dividend history. Stocks are also required to have an annual average daily dollar trading volume of more than $1.5 million. These criteria help to ensure that the index represents the most widely traded of the market’s highest-yielding stocks. Dow Jones® is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Equity Income Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of Equity Income Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Equity Income Bull	VP Equity Income Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.29%	0.46%
Total Annual Operating Expenses	1.34%	1.51%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Equity Income Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Equity Income Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Equity Income Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Equity Income Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Equity Income Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Equity Income Bull	$136	$425
VP Equity Income Bear	$154	$477

Risks. The principal risks of investing in the Equity Income Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, and Credit Risk.

Additional risks of investing in the VP Equity Income Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Equity Income Funds, including a description of each risk, please refer to the “Principal Risks” section above.

CURRENCY FUNDS

VP Dollar Bull 1.25X Fund
VP Dollar Bear 1.25X Fund

Investment Objective. The VP Dollar Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the U.S. Dollar® Index (the “USDX”). The VP Dollar Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the USDX. (Collectively, the VP Dollar Bull 1.25X Fund and the VP Dollar Bear 1.25X Fund are referred to as the “Dollar Funds.”)

Principal Investment Strategy. Each Dollar Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX with the VP Dollar Bull 1.25X Fund creating net long positions and the VP Dollar Bear 1.25X Fund creating net short positions. These financial instruments include foreign currency debt instruments, forward contracts on foreign currencies, currency futures contracts, options on currency futures contracts, swap agreements, options on currencies and foreign currencies directly to produce economically leveraged investment results. On a day-to-day basis, the Dollar Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

12

Target Index. The U.S. Dollar® Index indicates the general international value of the U.S. dollar. The USDX does this by averaging the exchange rates between the U.S. dollar and six major world currencies. As of January 2006, the index consisted of the following six currencies: Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Performance. No performance is provided for the Dollar Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Dollar Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Dollar Bull	VP Dollar Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.27%	0.35%
Total Annual Operating Expenses	1.32%	1.40%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Dollar Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Dollar Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Dollar Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Dollar Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Dollar Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Dollar Bull	$134	$418
VP Dollar Bear	$143	$443

Risks. The principal risks of investing in the Dollar Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Risks of Investing in Foreign Instruments, Currency Exchange Rates, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the VP Dollar Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Dollar Funds, including a description of each risk, please refer to the “Principal Risks” section above.

INTERNATIONAL FUNDS

VP Japan Bull 1.25X Fund
VP Japan Bear 1.25X Fund

Investment Objective. The VP Japan Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Nikkei® 225 Index. The VP Japan Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Nikkei® 225 Index. (Collectively, the VP Japan Bull 1.25X Fund and the VP Japan Bear 1.25X Fund are referred to as the “Japan Funds.”)

Principal Investment Strategy. Each Japan Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Nikkei® 225 Index and/or financial instruments that, in combination, provide leveraged exposure to the Nikkei® 225 Index with the VP Japan Bull 1.25X Fund creating long positions and the VP Japan Bear 1.25X Fund creating short positions. The financial instruments in which the Japan Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Japan Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

13

Target Index. The Nikkei® 225 Index is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange, which is comprised of large, blue chip companies. The Nikkei® 225 was first published on May 16, 1949, and represents a broad cross-section of Japanese industries. The Nikkei® 225 Index is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Japan Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses.  The table below describes the fees and expenses you may pay if you buy and hold shares of the Japan Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Japan Bull	VP Japan Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.31%	0.37%
Total Annual Operating Expenses	1.36%	1.42%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Japan Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Japan Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Japan Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Japan Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Japan Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Japan Bull	$138	$431
VP Japan Bear	$145	$449

Risks. The principal risks of investing in the Japan Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Geographic Concentration Risk, Risks of Investing in Foreign Instruments, and Currency Exchange Rates.

Additional risks of investing in the VP Japan Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the Japan Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Japan struggled economically after the sharp decline of its stock market in the early 1990’s and the future for the market remains uncertain. Japan must deal with the costs of an aging population and the potential that an aging workforce will impair productivity. Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system. Japanese stocks tend to be more volatile than the U.S. counterparts.

VP Emerging Markets Bull 1.25X Fund
VP Emerging Markets Bear 1.25X Fund

Investment Objective. The VP Emerging Markets Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the MSCI Emerging Markets IndexSM (the “EM Index”). The VP Emerging Markets Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the EM Index. (Collectively, the VP Emerging Markets Bull 1.25X Fund and the VP Emerging Markets Bear 1.25X Fund are referred to as the “Emerging Funds.”)

14

The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy. Each Emerging Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the EM Index and/or financial instruments that, in combination, provide leveraged exposure to the EM Index with the VP Emerging Markets Bull 1.25X Fund creating long positions and the VP Emerging Markets Bear 1.25X Fund creating short positions. The financial instruments in which the Emerging Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Emerging Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of May 2005, the EM Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. MSCI® is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Emerging Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Emerging Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Emerging Markets Bull	VP Emerging Markets Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.29%	0.41%
Total Annual Operating Expenses	1.34%	1.46%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Emerging Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Emerging Markets Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Emerging Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Emerging Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Emerging Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Emerging Markets Bull	$136	$425
VP Emerging Markets Bear	$149	$462

Risks. The principal risks of investing in the Emerging Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Credit Risk, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the VP Emerging Markets Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Emerging Funds, including a description of each risk, please refer to the “Principal Risks” section above.

15

VP Developed Markets Bull 1.25X Fund
VP Developed Markets Bear 1.25X Fund

Investment Objective. The VP Developed Markets Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the MSCI EAFE® Index (the “EAFE Index”). The VP Developed Markets Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the EAFE Index. (Collectively, the VP Developed Markets Bull 1.25X Fund and the VP Developed Markets Bear 1.25X Fund are referred to as the “Developed Funds.”)

The term “developed market” refers to an economy that maintains a high per-capita income and experiences market transparency and liquidity as a result of well-established and closely regulated financial markets.

Principal Investment Strategy. Each Developed Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the EAFE Index and/or financial instruments that, in combination, provide leveraged exposure to the EAFE Index with the VP Developed Markets Bull 1.25X Fund creating long positions and the VP Developed Markets Bear 1.25X Fund creating short positions. The financial instruments in which the Developed Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Developed Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of May 2005, the EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. MSCI® is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Developed Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Developed Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Developed Markets Bull	VP Developed Markets Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.31%	0.41%
Total Annual Operating Expenses	1.36%	1.46%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Developed Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Developed Markets Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

16

Expense Example
The table below is intended to help you compare the cost of investing in the Developed Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Developed Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Developed Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Developed Markets Bull	$138	$431
VP Developed Markets Bear	$149	$462

Risks. The principal risks of investing in the Developed Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, and Currency Exchange Rates.

Additional risks of investing in the VP Developed Markets Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Developed Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Latin America Bull 1.25X Fund
VP Latin America Bear 1.25X Fund

Investment Objective. The VP Latin America Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The VP Latin America Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Latin America Index. (Collectively, the VP Latin America Bull 1.25X Fund and the VP Latin America Bear 1.25X Fund are referred to as the “Latin America Funds.”)

Principal Investment Strategy. Each Latin America Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® Latin America 40 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® Latin America 40 Index with the VP Latin America Bull 1.25X Fund creating long positions and the VP Latin America Bear 1.25X Fund creating short positions. The financial instruments in which the Latin America Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Latin America Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The S&P® Latin America 40 Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in this index. Representing approximately 70% of each country’s market capitalization, this index provides coverage of the large cap, liquid constituents of each key country in Latin America. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Latin America Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the Latin America Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Latin America Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Latin America Bull	VP Latin America Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.31%	0.46%
Total Annual Operating Expenses	1.36%	1.51%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Latin America Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Latin America Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Latin America Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Latin America Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Latin America Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Latin America Bull	$138	$431
VP Latin America Bear	$154	$477

17

Risks. The principal risks of investing in the Latin America Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, and Risks of Investing in Emerging Markets Instruments.

Additional risks of investing in the VP Latin America Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Latin America Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Latin America has generally been characterized by substantial economic instability resulting from, among other things, political unrest, high interest and inflation rates, currency devaluations and government deficits. The economies of Latin America are heavily dependent on the health of the U.S. economy and, because commodities such as oil and gas, minerals, and metals, represent a significant percentage of the region’s exports, the economies of Latin American countries are sensitive to fluctuations in commodity prices. The economies of the countries in the region may be impacted by the policies or economic problems of other Latin American countries. As a result of these factors, an investment in the Latin America Funds may experience significant volatility.

SPECIALTY FUNDS

VP Real Estate Bull 1.25X Fund
VP Real Estate Bear 1.25X Fund

Investment Objective. The VP Real Estate Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Dow Jones U.S. Real Estate Index. The VP Real Estate Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Dow Jones U.S. Real Estate Index. (Collectively, the VP Real Estate Bull 1.25X Fund and the VP Real Estate Bear 1.25X Fund are referred to as the “Real Estate Funds.”)

Principal Investment Strategy. Each Real Estate Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Dow Jones U.S. Real Estate Index and/or financial instruments that, in combination, provide leveraged exposure to the Dow Jones U.S. Real Estate Index with the VP Real Estate Bull 1.25X Fund creating long positions and the VP Real Estate Bear 1.25X Fund creating short positions. The financial instruments in which the Real Estate Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Real Estate Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Dow Jones U.S. Real Estate Index measures the performance of the United States equity real estate market. It includes: (1) companies that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and (2) REITs that invest in apartments, office and retail properties. Dow Jones® is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Real Estate Funds because they had not commenced operations prior to the date of this Prospectus.

18

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Real Estate Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Real Estate Bull	VP Real Estate Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.46%	0.31%
Total Annual Operating Expenses	1.51%	1.36%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Real Estate Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Real Estate Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Real Estate Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Real Estate Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Real Estate Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Real Estate Bull	$154	$477
VP Real Estate Bear	$138	$431

Risks. The principal risks of investing in the Real Estate Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risk, Risks of Investing in Real Estate Investments, and Risks of Investing in Equity Securities.

Additional risks of investing in the VP Real Estate Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Real Estate Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Commodity Bull 1.25X Fund
VP Commodity Bear 1.25X Fund

Investment Objective. The VP Commodity Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Morgan Stanley® Commodity Related Index. The VP Commodity Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Morgan Stanley® Commodity Related Index. (Collectively, the VP Commodity Bull 1.25X Fund and the VP Commodity Bear 1.25X Fund are referred to as the “Commodity Funds.”)

Principal Investment Strategy. Each Commodity Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Morgan Stanley® Commodity Related Index and/or financial instruments that, in combination, provide leveraged exposure to the Morgan Stanley® Commodity Related Index with the VP Commodity Bull 1.25X Fund creating long positions and the VP Commodity Bear 1.25X Fund creating short positions. The financial instruments in which the Commodity Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Commodity Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Morgan Stanley® Commodity Related Index is an equal-dollar weighted index of 20 stocks involved in commodity-related industries such as energy, non-ferrous metals, agriculture and forest products. Morgan Stanley® is not a sponsor of, or in any way affiliated with, the Funds.

Performance. No performance is provided for the Commodity Funds because they had not commenced operations prior to the date of this Prospectus.

19

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Commodity Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Commodity Bull	VP Commodity Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.29%	0.27%
Total Annual Operating Expenses	1.34%	1.32%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Commodity Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Commodity Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Commodity Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Commodity Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Commodity Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Commodity Bull	$136	$425
VP Commodity Bear	$134	$418

Risks. The principal risks of investing in the Commodity Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Commodities, and Credit Risk.

Additional risks of investing in the VP Commodity Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Commodity Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Biotech Bull 1.25X Fund
VP Biotech Bear 1.25X Fund

Investment Objective. The VP Biotech Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Biotech HOLDRs Index. The VP Biotech Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Biotech HOLDRs Index. (Collectively, the VP Biotech Bull 1.25X Fund and the VP Biotech Bear 1.25X Fund are referred to as the “Biotech Funds.”)

Principal Investment Strategy. Each Biotech Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Biotech HOLDRs Index and/or financial instruments that, in combination, provide leveraged exposure to the Biotech HOLDRs Index with the VP Biotech Bull 1.25X Fund creating long positions and the VP Biotech Bear 1.25X Fund creating short positions. The financial instruments in which the Biotech Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Biotech Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Biotech HOLDRs Index is a per share value of the securities underlying one share of Biotech HOLDRs, which trade on the American Stock Exchange (“AMEX”) under the symbol BBH. The Biotech HOLDRs Index currently includes 20 companies that are involved in the biotechnology industry.

Performance. No performance is provided for the Biotech Funds because they had not commenced operations prior to the date of this Prospectus.

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Biotech Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

20

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Biotech Bull	VP Biotech Bull
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.41%	0.41%
Total Annual Operating Expenses	1.46%	1.46%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Biotech Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Biotech Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Biotech Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Biotech Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Biotech Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Biotech Bull	$149	$462
VP Biotech Bear	$149	$462

Risks. The principal risks of investing in the Biotech Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Risks of Investing in Equity Securities, and Concentration Risk.

Additional risks of investing in the VP Biotech Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Biotech Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Oil & Gas Bull 1.25X Fund
VP Oil & Gas Bear 1.25X Fund

Investment Objective. The VP Oil & Gas Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Energy Select Sector Index. The VP Oil & Gas Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Energy Select Sector Index. (Collectively, the VP Oil & Gas Bull 1.25X Fund and the VP Oil & Gas Bear 1.25X Fund are referred to as the “Oil & Gas Funds.”)

Principal Investment Strategy. Each Oil & Gas Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Energy Select Sector Index and/or financial instruments that, in combination, provide leveraged exposure to the Energy Select Sector Index with the VP Oil & Gas Bull 1.25X Fund creating long positions and the VP Oil & Gas Bear 1.25X Fund creating short positions. The financial instruments in which the Oil & Gas Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Oil & Gas Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Energy Select Sector Index is a modified market capitalization-based index intended to track the movements of companies that are components of the S&P 500® and are involved in the development or production of energy products. Energy companies in the Energy Select Sector Index develop and produce crude oil and natural gas and provide drilling and other energy related services. Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Oil & Gas Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the Oil & Gas Funds because they had not commenced operations prior to the date of this Prospectus.

21

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Oil & Gas Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases: None
Maximum Deferred Sales Charge:  None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Oil & Gas Bull	VP Oil & Gas Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.31%	0.46%
Total Annual Operating Expenses	1.36%	1.51%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Oil & Gas Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Oil & Gas Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Oil & Gas Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Oil & Gas Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Oil & Gas Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Oil & Gas Bull	$138	$431
VP Oil & Gas Bear	$154	$477

Risks. The principal risks of investing in the Oil & Gas Funds are Market Timing Activity and High Portfolio turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Concentration Risk, and Risks of Investing in Equity Securities.

Additional risks of investing in the VP Oil & Gas Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Oil & Gas Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Precious Metals Bull 1.25X Fund
VP Precious Metals Bear 1.25X Fund

Investment Objective. The VP Precious Metals Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Dow Jones Precious Metals Index. The VP Precious Metals Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Dow Jones Precious Metals Index. (Collectively, the VP Precious Metals Bull 1.25X Fund and the VP Precious Metals Bear 1.25X Fund are referred to as the “Precious Metals Funds.”)

Principal Investment Strategy. Each Precious Metals Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Dow Jones Precious Metals Index and/or financial instruments that, in combination, provide leveraged exposure to the Dow Jones Precious Metals Index with the VP Precious Metals Bull 1.25X Fund creating long positions and the VP Precious Metals Bear 1.25X Fund creating short positions. The financial instruments in which the Precious Metals Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Precious Metals Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Dow Jones Precious Metals Index represents the performance of U.S. companies engaged in the exploration of gold, silver and platinum metals. Securities must be U.S.-listed stocks or ADRs, and must pass screens designed to eliminate the smallest and least-liquid stocks.

Performance. No performance is provided for the Precious Metals Funds because they had not commenced operations prior to the date of this Prospectus.

22

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Precious Metals Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Precious Metals Bull	VP Precious Metals Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.29%	0.41%
Total Annual Operating Expenses	1.34%	1.46%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Precious Metals Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Precious Metals Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Precious Metals Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Precious Metals Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Precious Metals Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Precious Metals Bull	$136	$425
VP Precious Metals Bear	$149	$462

Risks. The principal risks of investing in the Precious Metals Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Credit Risks, Concentration Risk, and Risks of Investing in Equity Securities.

Additional risks of investing in the VP Precious Metals Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Precious Metals Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Healthcare Bull 1.25X Fund
VP Healthcare Bear 1.25X Fund

Investment Objective. The VP Healthcare Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Health Care Select Sector Index. The VP Healthcare Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Health Care Select Sector Index. (Collectively, the VP Healthcare Bull 1.25X Fund and the VP Healthcare Bear 1.25X Fund are referred to as the “Healthcare Funds.”)

Principal Investment Strategy. Each Healthcare Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Health Care Select Sector Index and/or financial instruments that, in combination, provide leveraged exposure to the Health Care Select Sector Index with the VP Healthcare Bull 1.25X Fund creating long positions and the VP Healthcare 1.25X Fund creating short positions. The financial instruments in which the Healthcare Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Healthcare Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Health Care Select Sector Index is a modified capitalization-weighted index intended to track the movements of companies that are components of the S&P 500® and are involved in health care services. The index had 57 members as of April 30, 2006 with an average market capitalization of $25.9 billion. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Healthcare Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the Healthcare Funds because they had not commenced operations prior to the date of this Prospectus.

23

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of Healthcare Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Healthcare Bull	VP Healthcare Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.41%	0.41%
Total Annual Operating Expenses	1.46%	1.46%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Healthcare Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Healthcare Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Healthcare Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Healthcare Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Healthcare Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Healthcare Bull	$149	$462
VP Healthcare Bear	$149	$462

Risks. The principal risks of investing in the Healthcare Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Concentration Risk, and Credit Risk.

Additional risks of investing in the VP Healthcare Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the Healthcare Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP Financial Bull 1.25X Fund
VP Financial Bear 1.25X Fund

Investment Objective. The VP Financial Bull 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the price performance of the Financial Select Sector Index. The VP Financial Bear 1.25X Fund seeks daily investment results, before fees and expenses, of 125% of the inverse (or opposite) of the price performance of the Financial Select Sector Index. (Collectively, the VP Financial Bull 1.25X Fund and the VP Financial Bear 1.25X Fund are referred to as the “Financial Funds.”)

Principal Investment Strategy. Each Financial Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Financial Select Sector Index and/or financial instruments that, in combination, provide leveraged exposure to the Financial Select Sector Index with the VP Financial Bull 1.25X Fund creating long positions and the VP Financial Bear 1.25X Fund creating short positions. The financial instruments in which the Financial Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Financial Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The Financial Select Sector Index is a modified capitalization-weighted index intended to track the movements of companies that are components of the S&P 500® and are involved in the development or production of financial products. The index had 85 members as of April 30, 2006 with an average market capitalization of $30.5 billion. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The Financial Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Funds.

Performance. No performance is provided for the Financial Funds because they had not commenced operations prior to the date of this Prospectus.

24

Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the Financial Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP Financial Bull	VP Financial Bull
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.41%	0.41%
Total Annual Operating Expenses	1.46%	1.46%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Financial Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP Financial Bear 1.25X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the Financial Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the Financial Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the Financial Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Financial Bull	$149	$462
VP Financial Bear	$149	$462

Risks. The principal risks of investing in the Financial Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Concentration Risk, and Risks of Investing in Small and Mid Capitalization Companies.

Additional risks of investing in the VP Financial Bear 1.25X Fund are Risks of Shorting Instruments and Inverse Correlation Risk. For more information on the risks of the Financial Funds, including a description of each risk, please refer to the “Principal Risks” section above.

FIXED INCOME FUNDS

VP 10 Year Note Bull 1.75X Fund
VP 10 Year Note Bear 1.75X Fund

Investment Objective. The VP 10 Year Note Bull 1.75X Fund seeks daily investment results, before fees and expenses, of 175% of the performance of the 10 Year Treasury Note. The VP 10 Year Note Bear 1.75X Fund seeks daily investment results, before fees and expenses, of 175% of the inverse (or opposite) of the performance of the 10 Year Treasury Note. (Collectively, the VP 10 Year Note Bull 1.75X Fund and the VP 10 Year Note Bear 1.75X Fund are referred to as the “10 Year Note Funds.”)

Principal Investment Strategy. Each 10 Year Note Fund, under normal circumstances, invests at least 80% of its net assets in the 10 Year Treasury Note and/or financial instruments that, in combination, provide leveraged exposure to the 10 Year Treasury Note with the VP 10 Year Note Bull 1.75X Fund creating long positions and the VP 10 Year Note Bear 1.75X Fund creating short positions. The financial instruments in which the 10 Year Note Funds may invest include ETFs, stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the 10 Year Note Funds also hold U.S. government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

Target Index. The 10 Year Treasury Note is the most recently issued U.S. Treasury Note with a ten year maturity. A new 10 Year Treasury Note is issued each February, May, August and November.

Performance. No performance is provided for the 10 Year Note Funds because they had not commenced operations prior to the date of this Prospectus.

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Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of 10 Year Note Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases:  None
Maximum Deferred Sales Charge:   None

Annual Operating Expenses(1) (as a percentage of daily assets):
	VP 10 Year Note Bull	VP 10 Year Note Bear
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses(2)	0.35%	0.25%
Total Annual Operating Expenses	1.40%	1.30%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each 10 Year Note Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

(2)
The VP 10 Year Note Bear 1.75X Fund may take short positions in securities. Such additional expenses associated with these investments cannot be estimated at this time and therefore, therefore, actual expenses may be higher than those shown.

Expense Example
The table below is intended to help you compare the cost of investing in the 10 Year Note Funds with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the 10 Year Note Funds for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the 10 Year Note Funds’ operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP 10 Year Note Bull	$143	$443
VP 10 Year Note Bear	$132	$412

Risks. The principal risks of investing in the 10 Year Note Funds are Market Timing Activity and High Portfolio Turnover, Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Risks of Investing in Other Investment Companies and ETFs, Adverse Market Conditions, and Credit Risk.

Additional risks of investing in the VP 10 Year Note Bear 1.75X Fund are Risks of Shorting Instruments and Inverse Correlation. For more information on the risks of the 10 Year Note Funds, including a description of each risk, please refer to the “Principal Risks” section above.

VP U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective. The VP U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

Principal Investment Strategy. The VP U.S. Government Money Market Fund seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Board of Trustees or by Rafferty to present minimal credit risk. The VP U.S. Government Money Market Fund invests exclusively in obligations issued or guaranteed by the U.S. government and its agencies, U.S. government-sponsored enterprises and repurchase agreements that are fully collateralized by such obligations. In order to maintain a stable share price, the VP U.S. Government Money Market Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the VP U.S. Government Money Market Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities.

Performance. No performance is provided for the VP U.S. Government Money Market Fund because it had not commenced operations prior to the date of this Prospectus.

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Fees and Expenses. The table below describes the fees and expenses you may pay if you buy and hold shares of the VP U.S. Government Money Market Fund. The other expenses below reflect estimated expenses expected to be incurred for the fiscal year ended December 31, 2006. The tables below do not reflect any fees and expenses imposed under the Contracts, which would increase overall fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases: None
Maximum Deferred Sales Charge:  None

Annual Operating Expenses(1) (as a percentage of daily assets):
VP U.S. Government Money Market Fund
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.29%
Total Annual Operating Expenses	0.79%

(1)
Rafferty voluntarily has agreed to waive all or a portion of its management fee and/or reimburse the VP U.S. Government Money Market Fund’s Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.25% (excluding extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by the VP U.S. Government Money Market Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation.

Expense Example
The table below is intended to help you compare the cost of investing in the VP U.S. Government Money Market Fund with the cost of investing in other mutual funds. The table assumes that you invest $10,000 in the VP U.S. Government Money Market Fund for the periods shown and then redeem all of your shares at the end of the periods. It also assumes that your investment has a 5% return each year and that the VP U.S. Government Money Market Fund’s operating expenses remain the same through each year. The table does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP U.S. Government Money Market	$81	$252

Risks. The principal risks of investing in the VP U.S. Government Money Market Fund are:

•
The yield paid by the VP U.S. Government Money Market Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

•
Although the VP U.S. Government Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the VP U.S. Government Money Market Fund.

•	Your investment in the VP U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.

•
Securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association (“Fannie Mae©”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), are not backed by the full faith and credit of the U.S. government and are not insured or guaranteed by the U.S. government.

•	The value of your investment could be eroded over time by the effects of inflation.

•	Security selection by Rafferty may cause the VP U.S. Government Money Market Fund to underperform other funds with similar investment objectives.

•	If a portfolio security declines in credit quality or goes into default, it also could affect the VP U.S. Government Money Market Fund’s yield.

Additional risks of investing in the VP U.S. Government Money Market Fund are Interest Rate Changes and Credit Risk. For more information on these risks, including a description, please refer to the “Principal Risks” section above.

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its net asset value (“NAV”). The Funds share prices are calculated after the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the NYSE is open for business. All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next business day’s NAV.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

•	Equity securities, OTC securities, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Securities primarily traded in the NASDAQ National Market® are valued using the NASDAQ® Official Closing Price (“NOCP”);

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method; and

•	Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value estimates by the Adviser under the oversight of the Board of Trustees.

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Fair Value Pricing. Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.

Rule 12b-1 Fees

This Prospectus describes the distribution plan under Rule 12b-1 pursuant to which the Funds pay for distribution and services provided to Fund shareholders. Because 12b-1 fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pursuant to the Funds’ Rule 12b-1 Plan, a Fund, except for the VP U.S. Government Money Market Fund, may pay up to 1.00% of its average daily net assets. However, the Board has currently authorized each Fund to pay distribution and services fees equal to 0.50% of its average daily net assets.

Investing in the Funds

The Direxion Insurance Trust offers shares of the Funds to insurance company separate accounts that serve as investment vehicle Contracts. The Trust also offers shares of the Funds to certain Plans. The separate accounts and plan sponsors, not the individual Contract owners or Plan beneficiaries, are the shareholders of the Funds. However, the separate accounts and plan sponsors may pass through voting rights to the Contract owners or Plan beneficiaries.

Contract owners and Plan beneficiaries that desire to purchase, sell or exchange shares in the Funds should consult with the insurance company that issued their Contracts, the accompanying variable Contract prospectus or their plan sponsor. An insurance company or plan sponsor may not make available all Funds, and there may be other restrictions and costs for purchases, sales or exchanges.

Short Term Trading. The Funds, except the VP U.S. Government Money Market Fund, anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. The VP U.S. Government Money Market Fund anticipates that like all money market funds, it may be generally used by investors for short-term investments, often in place of bank checking or savings accounts for cash management purposes. Investors often seek money market funds for the ability to add and withdraw their funds quickly, without restriction. Also, the Trust does not believe that the VP U.S. Government Money Market Fund will be the target of abusive trading practices, because it seeks to maintain a $1.00 per share price and typically does not fluctuate in value based on market prices.

28

Frequent trading increases the rate of the Funds’ portfolio turnover, which increases the overall expenses of managing the Funds, due to increased brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. In addition, frequent trading may dilute the value of Fund shares held by long-term shareholders and may interfere with the efficient management of the Funds’ portfolios. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. The Funds’ Board of Trustees has approved the short-term trading policy of the Funds. The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors.

MANAGEMENT OF THE FUNDS

Rafferty provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds’ assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets.
Advisory Fees Charged
All Funds, except VP U.S. Government Money Market Fund	0.55%
VP U.S. Government Money Market Fund	0.50%

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement will be included in the Funds’ semi-annual report for the six-month period ended June 30, 2006.

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment committee generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation. The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time. The members of the investment committee responsible for managing the Funds are Sean Smyth, Ryan King, Brendan Murray, and Paul Brigandi.

Mr. Smyth joined Rafferty in April 2005 as Lead Portfolio Manager and oversees the day-to-day operations of the individual portfolio managers. Mr. Smyth was a portfolio manager for Gartmore Global Investments in Conshohocken, Pennsylvania from January 2000 until March 2005. He is a graduate of Seton Hall University.

Mr. King is a Portfolio Manager and has held this position with Rafferty since 2004. Prior to joining Rafferty, Mr. King was a Fund Administrator for State Street Bank and Deutsche Bank from 1998 to 2004. As a Fund Administrator, Mr. King was responsible for confirming transactions, calculating NAVs, reconciling cash, pricing securities, and monitoring corporate actions. He is a graduate of Villanova University.

Mr. Murray is Portfolio Manager and joined Rafferty in February 2005. Mr. Murray previously served as an Equity Sales Trader, Operations Supervisor, and Operations Analyst for Mellon Investor Services from November 1999 through January 2005.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.

The Funds’ SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Direxion Insurance Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions. Each Fund, except the VP U.S. Government Money Market Fund, distributes dividends from its net investment income at least annually. The VP U.S. Government Money Market Fund declares dividends from its net investment income daily and usually distributes them monthly. Net investment income generally consists of interest income and dividends received on investments, less expenses.

29

Each Fund also distributes any realized net capital gains at least annually. A Fund realizes capital gains mainly from sales of its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing.

Taxes. Each Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”), so that it will not have to pay federal income tax on that part of its investment company taxable income (determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

Fund shares are offered only to insurance company separate accounts that fund Contracts and Plans. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. See the applicable Contract prospectus for a discussion of the federal income tax status of (1) the insurance company separate accounts that purchase and hold Fund shares (“Separate Accounts”) and (2) the holders of Contracts funded through the Separate Accounts. Qualified pension and retirement plans are generally exempt from federal income tax, though distributions from such plans usually are taxable; for more information, contact your plan administrator.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

MASTER/FEEDER OPTION

The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a “feeder” fund that attempts to meet its objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

30

FINANCIAL HIGHLIGHTS

No financial information is available because the Funds have not commenced operations prior to the date of this Prospectus.

31

PRIVACY NOTICE

At the Direxion Insurance Trust, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800)-851-0511.

Not a part of the prospectus.

PN-1

PROSPECTUS
June 16, 2006

[DIREXION INSURANCE TRUST LOGO]
33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

MORE INFORMATION ON THE DIREXION INSURANCE TRUST

Statement of Additional Information (“SAI”):
The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:
The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Insurance Trust P.O. Box 1993 Milwaukee, Wisconsin 53201
Call:	(800) 851-0511

The Trust does not maintain a website with Fund information because it is intended only for use when accompanied by a Separate Account prospectus or qualified pension or retirement plan document, which is only available from the insurance companies or qualified plan sponsors that have selected the Fund as an investment vehicle. To receive the Fund’s SAI or Fund Reports free of charge, contact the insurance company that issued your Contract or contact the Fund directly using the information below.

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-09761

THE DIREXION INSURANCE TRUST

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

The Direxion Insurance Trust (the “Trust”) is a management investment company, or mutual fund that offers shares of a variety of investment portfolios to separate accounts that fund variable annuity contracts and variable life insurance policies of certain insurance companies (collectively “Contracts”) and qualified pension and retirement plans (“Qualified Plans”). This Statement of Additional Information (“SAI”) relates to the portfolios listed below.

The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors. An important feature of the Trust is that it offers funds consisting of pairs of Funds, each of which attempts to provide daily investment results that correspond to a specific index or benchmark on a given day. The Funds with the word “Bull” in their name (the “Bull Funds”) attempt to provide investment results that correlate positively to an index or benchmark, while the Funds with the word “Bear” in their name (the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark.

BULL FUNDS	BEAR FUNDS
VP Total Market Bull 1.25X Fund	VP Total Market Bear 1.25X Fund
VP S&P 500® Bull 1.25X Fund	VP S&P 500® Bear 1.25X Fund
VP NASDAQ-100® Bull 1.25X Fund	VP NASDAQ-100® Bear 1.25X Fund
VP Mid Cap Bull 1.25X Fund	VP Mid Cap Bear 1.25X Fund
VP Small Cap Bull 1.25X Fund	VP Small Cap Bear 1.25X Fund
VP Equity Income Bull 1.25X Fund	VP Equity Income Bear 1.25X Fund
VP Dollar Bull 1.25X Fund	VP Dollar Bear 1.25X Fund
VP Japan Bull 1.25X Fund	VP Japan Bear 1.25X Fund
VP Emerging Markets Bull 1.25X Fund	VP Emerging Markets Bear 1.25X Fund
VP Developed Markets Bull 1.25X Fund	VP Developed Markets Bear 1.25X Fund
VP Latin America Bull 1.25X Fund	VP Latin America Bear 1.25X Fund
VP Real Estate Bull 1.25X Fund	VP Real Estate Bear 1.25X Fund
VP Commodity Bull 1.25X Fund	VP Commodity Bear 1.25X Fund
VP Biotech Bull 1.25X Fund	VP Biotech Bear 1.25X Fund
VP Oil & Gas Bull 1.25X Fund	VP Oil & Gas Bear 1.25X Fund
VP Precious Metals Bull 1.25X Fund	VP Precious Metals Bear 1.25X Fund
VP Healthcare Bull 1.25X Fund	VP Healthcare Bear 1.25X Fund
VP Financial Bull 1.25X Fund	VP Financial Bear 1.25X Fund
VP 10 Year Note Bull 1.75X Fund	VP 10 Year Note Bear 1.75X Fund

The Trust also offers the VP U.S. Government Money Market Fund (“Money Market Fund”), which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities, to holders of Contract and to Qualified Plans. The Money Market Fund seeks to maintain a constant $1.00 net asset value per share, although this cannot be assured. Shares of the Money Market Fund are not deposits or obligations, or guaranteed or endorsed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Money Market Fund is neither insured nor guaranteed by the United States government.

This SAI, dated June 16, 2006, is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated June 16, 2006. This SAI is incorporated herein by reference into the Funds’ Prospectus. In other words, it is legally part of the Funds’ Prospectus. To receive a copy of the Prospectus or Annual or Semi-Annual Report to shareholders, without charge, write or call the Trust at the address or telephone number listed above.

Dated: June 16, 2006

TABLE OF CONTENTS
Page
THE DIREXION INSURANCE TRUST	1

CLASSIFICATION OF THE FUNDS	1

INVESTMENT POLICIES AND TECHNIQUES	1

American Depositary Receipts (“ADRs”)	2
Asset-Backed Securities	3
Bank Obligations	3
Corporate Debt Securities	4
Equity Securities	4
Foreign Currencies	5
Foreign Securities	8
Illiquid Investments and Restricted Securities	9
Indexed Securities	10
Interest Rate Swaps	10
Junk Bonds	10
Mortgage-Backed Securities	11
Municipal Obligations	12
Options, Futures and Other Strategies	12
Other Investment Companies	17
Repurchase Agreements	19
Reverse Repurchase Agreements	19
Short Sales	19
Swap Agreements	20
Unrated Debt Securities	21
U.S. Government Securities	21
Zero-Coupon Securities	22
Other Investment Risks and Practices	22
Risk of Tracking Error	23

INVESTMENT RESTRICTIONS	24

PORTFOLIO TRANSACTIONS AND BROKERAGE	26

PORTFOLIO HOLDINGS INFORMATION	27

MANAGEMENT OF THE TRUST	27

Trustees and Officers	27
Principal Shareholders, Control Persons and Management Ownership	32
Investment Adviser	32
Portfolio Manager	33
Proxy Voting Policies and Procedures	34
Fund Administrator, Fund Accountant, Transfer Agent and Custodian	34
Distributor	34
Distribution Plan	34
Independent Registered Public Accounting Firm	35

DETERMINATION OF NET ASSET VALUE	35

PURCHASES AND REDEMPTIONS	36

SHAREHOLDER AND OTHER INFORMATION	37

Shareholder Information	37
Other Information	37

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	37

i

Dividends and Other Distributions	37
Taxes	37

FINANCIAL STATEMENTS	40

APPENDIX A	A-1

APPENDIX B	B-1

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THE DIREXION INSURANCE TRUST

The Trust is a Massachusetts business trust organized on December 29, 1999 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of numerous separate series, thirty-nine of which are offered in this SAI. The Trust may offer additional series in the future. On April 28, 2006, the Trust changed its name to the Direxion Insurance Trust. Prior to that date, the Trust was known as the Potomac Insurance Trust.

This SAI relates only to the shares described herein.  Each Fund currently offers one class of shares. The Funds’ shares are made available with respect to Contract and Qualified Plans where the insurance company or Qualified Plan sponsor receives payments at an annual rate of up to 1.00% of that Fund’s average daily net assets for related distribution and shareholder services. The Funds also may be subject to other charges as described in the Contracts’ prospectuses or Qualified Plan documents.

The Funds are designed principally for experienced investors seeking an asset allocation vehicle. Except for the Money Market Fund, the Funds provide investment exposure to various securities markets. Each Fund seeks daily investment results that correspond to a specific index or benchmark. The Funds may be used independently or in combination with each other as part of an overall strategy.

CLASSIFICATION OF THE FUNDS

Each Fund (other than the Money Market Fund) is a “non-diversified” series of the Trust pursuant to the 1940 Act. A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

INVESTMENT POLICIES AND TECHNIQUES

In general, each Fund (other than the Money Market Fund) invests at least 80% of its net assets (plus any borrowings for investment purposes) in a manner designed to provide investment returns that correspond to a multiple of its index or benchmark. In particular, the Funds below seek the following investment results as compared to their indices or benchmarks:

Fund	Index or Benchmark	Daily Target
VP Total Market Bull 1.25X Fund	MSCI® US Broad Market	125%
VP Total Market Bear 1.25X Fund		-125%
VP S&P 500® Bull 1.25X Fund	S&P 500®	125%
VP S&P 500® Bear 1.25X Fund		-125%
VP NASDAQ-100® Bull 1.25X Fund	NASDAQ-100®	125%
VP NASDAQ-100® Bear 1.25X Fund		-125%
VP Mid Cap Bull 1.25X Fund	S&P® MidCap 400	125%
VP Mid Cap Bear 1.25X Fund		-125%

Fund	Index or Benchmark	Daily Target
VP Small Cap Bull 1.25X Fund	Russell 2000®	125%
VP Small Cap Bear 1.25X Fund		-125%
VP Equity Income Bull 1.25X Fund	Dow Jones Select DividendSM	125%
VP Equity Income Bear 1.25X Fund		-125%
VP Dollar Bull 1.25X Fund	U.S. Dollar®	125%
VP Dollar Bear 1.25X Fund		-125%
VP Japan Bull 1.25X Fund	Nikkei® 225	125%
VP Japan Bear 1.25X Fund		-125%
VP Emerging Markets Bull 1.25X Fund	MSCI Emerging MarketsSM	125%
VP Emerging Markets Bear 1.25X Fund		-125%
VP Developed Markets Bull 1.25X Fund	MSCI EAFE®	125%
VP Developed Market Bear 1.25X Fund		-125%
VP Latin America Bull 1.25X Fund	S&P® Latin America 40	125%
VP Latin America Bear 1.25X Fund		-125%
VP Real Estate Bull 1.25X Fund	Dow Jones U.S. Real Estate	125%
VP Real Estate Bear 1.25X Fund		-125%
VP Commodity Bull 1.25X Fund	Morgan Stanley® Commodity Related	125%
VP Commodity Bear 1.25X Fund		-125%
VP Biotech Bull 1.25X Fund	Biotech HOLDRs	125%
VP Biotech Bear 1.25X Fund		-125%
VP Oil & Gas Bull 1.25X Fund	Energy Select Sector	125%
VP Oil & Gas Bear 1.25X Fund		-125%
VP Precious Metals Bull 1.25X Fund	Dow Jones Precious Metals	125%
VP Precious Metals Bear 1.25X Fund		-125%
VP Healthcare Bull 1.25X Fund	Health Care Select Sector	125%
VP Healthcare Bear 1.25X Fund		-125%
VP Financial Bull 1.25X Fund	Financial Select Sector	125%
VP Financial Bear 1.25X Fund		-125%
VP 10 Year Note Bull 1.75X Fund	10 Year Treasury Note	175%
VP 10 Year Note Bear 1.75X Fund		-175%

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

American Depositary Receipts (“ADRs”)

A Fund may invest in ADRs. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.

Asset-Backed Securities

A Fund may invest in asset-backed securities of any rating or maturity. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments. See “Foreign Securities” below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s® Ratings Group or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. A Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Currencies

A Fund will invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that the a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s net asset value per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the a Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions. A Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. A Fund also enters into forward currency contracts. See “Options, Futures and Other Strategies” below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Dollar Bear Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options. A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities.

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Hybrid Instruments

A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% (10% for the Money Market Fund) of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”), the Funds’ investment adviser, has determined under Board-approved guidelines are liquid. No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) over-the-counter (“OTC”) options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

Interest Rate Swaps

A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian. A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Junk Bonds

A Fund may invest in lower-rated debt securities of any maturity, often called “junk bonds.” Junk bonds generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Rafferty will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities. A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae®” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac®” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Obligations

A Fund may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable a Fund to demand payment from the issuer or a financial intermediary on short notice.

Options, Futures and Other Strategies

General. A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the American Stock Exchange® (the “AMEX®”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies, Securities and Commodities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

A Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

A Fund intends to limit investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of a Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by a Fund and all affiliated persons of a Fund; and (ii) a Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by a Fund, a Fund will either seek instruction from a Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by a Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements. A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

Real Estate Companies

A Fund may make investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or has at least 50% of its assets in such real estate. Such investments include common stocks (including Real Estate Investment Trust shares, see “Real Estate Investment Trusts” below), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in Rafferty’s view, a significant element of the securities’ value, and preferred stocks.

Real Estate Investment Trusts

A Fund may make investments in Real Estate Investment Trusts (“REITs”). REITs include equity, mortgage and hybrid REITs. Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of the Money Market Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover a Fund’s short position.

Swap Agreements

A Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Unrated Debt Securities

A Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested. If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Zero-Coupon Securities

A Fund may invest in zero-coupon bonds of any rating or maturity. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, a Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Other Investment Risks and Practices

Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s net asset value and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, Small Cap Bull 1.25X Fund, the Small Cap Bear 1.25X Fund, the Emerging Markets Bull 1.25X Fund, the Emerging Markets Bear 1.25X Fund, the Commodity Bull 1.25X Fund, the 10 Year Note Bull 1.75X Fund and the 10 Year Note Bear 1.75X Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of their total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% (15% in the case of the Money Market Fund) of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four-business days notice or by the borrower on a one-day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that investors in a Fund, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other Funds. A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover. Because each Fund’s portfolio turnover rate depends largely on the purchase, redemption and exchange activity of its investors, it is difficult to estimate each Fund’s actual turnover rate. A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund’s portfolio turnover rate, except for the Money Market Fund, calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of their applicable indices. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a leveraged Fund’s investments (which will cause divergence between a Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund’s short-term performance will reflect such deviation from its target index.

In the case of a Fund whose net asset values are intended to move inversely from their target indices (the Bear Funds) the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in a Fund’s net asset value can be altered significantly over time by a compounding effect. For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in a Fund’s net asset value by a percentage that is somewhat greater than the percentage that the index’s returns decreased. Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of a Fund’s net asset value by a percentage that would be somewhat less than the percentage that the index returns increased.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Except for the Money Market Fund, a Fund shall not:

1.
Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of a Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with a Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.	Underwrite securities of any other issuer.

3.	Purchase, hold, or deal in real estate or oil and gas interests.

4.
Pledge, mortgage, or hypothecate a Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

5.
Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

6.
Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that a Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 4, and 7; and (3) a Fund may make short sales of securities.

7.
Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) to enter into reverse repurchase agreements; or (3) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

Each Fund, except the VP Real Estate Bear 1.25X Fund, the VP Real Estate Bull 1.25X Fund, the VP Biotech Bear 1.25X Fund, the VP Biotech Bull 1.25X Fund, the VP Oil & Gas Bull 1.25X Fund, the VP Oil & Gas Bear 1.25X Fund, the VP Precious Metals Bull 1.25X Fund, the VP Precious Metals Bear 1.25X Fund, the VP Healthcare Bull 1.25X Fund, the VP Healthcare Bear 1.25X Fund, the VP Financial Bull 1.25X Fund and the VP Financial Bear 1.25X Fund has adopted the following investment limitation:

A Fund shall not:

8.
Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The VP Real Estate Bear 1.25X Fund, the VP Real Estate Bull 1.25X Fund, the VP Biotech Bear 1.25X Fund, the VP Biotech Bull 1.25X Fund, the VP Oil & Gas Bull 1.25X Fund, the VP Oil & Gas Bear 1.25X Fund, the VP Precious Metals Bull 1.25X Fund, the VP Precious Metals Bear 1.25X Fund, the VP Healthcare Bull 1.25X Fund, the VP Healthcare Bear 1.25X Fund, the VP Financial Bull 1.25X Fund and the VP Financial Bear 1.25X Fund have adopted the following fundamental investment policy that enables it invest 25% or more of the value of its total assets in the securities of issuers in any single industry:

A Fund shall:

Invest 25% or more of the value of its total assets in the securities of issuers in a single industry or group of industries in accordance with its investment objective as disclosed in the Fund’s Prospectus.

The Money Market Fund has adopted the following investment limitations:

The Money Market Fund shall not:

9.	Make loans, except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

10.
Lend the Money Market Fund’s portfolio securities in excess of 15% of its total assets. Any loans of the Money Market Fund’s portfolio securities will be made according to guidelines established by the Trustees, including the maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

11.	Underwrite securities of any other issuer.

12.	Purchase, hold, or deal in real estate or oil and gas interests.

13.	Issue senior securities, except as permitted by the Money Market Fund’s investment objective and policies.

14.
Purchase or sell physical commodities; provided, however, that this investment limitation does not prevent the Money Market Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

15.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

16.
Mortgage, pledge, or hypothecate the Money Market Fund’s assets except to secure permitted borrowings or in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

17.
Make short sales of portfolio securities or purchase any portfolio securities on margin, except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that this investment limitation does not prevent the Money Market Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

In addition, the Money Market Fund does not presently intend to purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars.

Each Fund has adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

Notwithstanding any other limitation, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as a Fund. For this purpose, “all of a Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. For the Money Market Fund, there is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for a Fund (other than the Money Market Fund), Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding a Fund’s portfolio investments to ensure that such disclosure is in the best interests of a Fund’s shareholders. In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of a Fund. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days, in conjunction with the Funds’ public disclosure described above. In addition, a Fund’s President or Chief Compliance Officer may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of a Fund and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.

In addition, the Funds’ service providers, which include U.S. Bank, N.A., U.S. Bancorp Fund Services, LLC, Rafferty Capital Markets LLC, Kirkpatrick & Lockhart Nicholson Graham LLP and Ernst & Young LLP, may receive portfolio holdings information in connection with their services to a Fund. In no event shall the Advisers, their affiliates or employees, the service providers or a Fund receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between a Fund’s shareholders and Rafferty, the distributor and their affiliates or employees and any affiliated person of a Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing a Fund’s business affairs and for exercising all of a Fund’s powers except those reserved to the shareholders. A Trustee may be removed by a written instrument, signed by at least two-thirds of the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Direxion Funds, the other registered investment company in the Direxion mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	96	None
Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker-Dealer).	96	Dwango North America Corp. (radio, telephone communications)

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	96	None
Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	96	None
Gerald E. Shanley III Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	96	None

Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Ron Fernandes Age: 48	Chief Executive Officer	One Year; Since 2006
President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999-2002; Vice Chairman, Wheat Benefit Services and Senior Managing Director Retirement Services, Wheat First Union Securities, 1995-1999.
				N/A	None
Daniel D. O’Neill Age: 38	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006
David VerMeulen Age: 57	Executive Vice President - Chief Marketing Officer	One Year; Since 2006	Senior Vice Preisdent - Income Services Group, Fidelity Investments, 2003-2004; Executive Vice President - Business Services, SunLife Distributors, 2000-2002.	N/A	None
William Franca Age: 49	Executive Vice President - Head of Distribution	One Year; Since 2006	Senior Vice President - National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None
Timothy P. Hagan Age: 64	Chief Compliance Officer;	One Year; Since 2004	Vice President of Rafferty, 1997-present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997-2001
Philip A. Harding Age: 63	Senior Vice President: Sales and Marketing	One Year; Since 1999	Vice President of Rafferty, 1997-present.	N/A	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Todd Kellerman Age: 33	Vice President	Once Year; Since 2006	Vice President of Corporate Development. Raven Holdings, Inc., 2003-2005; Business Consultant, 2002-2003; Senior Consultant - Business Consulting, Arthur Anderson, 1999-2000.	N/A	None
Sean Smyth Age: 34	Vice President: Portfolio Management	Once Year; Since 2005	Lead Portfolio Manager of Rafferty, 2005-present; Portfolio Manager, Gartmore Global Investments, 2000-2005.	N/A	None
Louis Flamino Age: 30	Vice President: Sales and Marketing	One Year; Since 2005	Wholesaler of Rafferty, 1999-present.	N/A	None
Neil Kelly Age: 43	Vice President: Sales and Marketing	One Year; Since 2005	Wholesaler of Rafferty, 2004-present; First Vice President, Salomon Smith Barney, 1997-2003.	N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None
Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None
(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2)	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

(3)
The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 33 portfolios of the 54 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 42 currently registered with the SEC.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Funds’ most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne and Shanley, each of whom is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The Nominating Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair. The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. The Nominating Committee did not meet during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.

The Trustees do not own any shares of the Funds, as the Funds have not commenced operations as of the date of this SAI. The following table shows the amount of equity securities in the portfolios of the Direxion complex owned by the Trustees as of the calendar year ended December 31, 2005:

Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay F. Higgins	Kevin G. Boyle	Daniel J. Byrne	Gerald E. Shanley III
Aggregate Dollar Range of Equity Securities in the Fund Complex	$ 0	$ 0	$ 0	$10,001 - $50,000	$ 0

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The following tables show the compensation earned by each Trustee for the Trust’s fiscal year ended December 31, 2005.

Name of Person, Position	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Jay F. Higgins	$0	$0	$0	$20,000
Disinterested Trustees
Kevin G. Boyle	$0	$0	$0	$20,000
Daniel J. Byrne	$0	$0	$0	$20,000
Gerald E. Shanley III	$0	$0	$0	$26,000

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. There were no control persons or principal shareholders of the Funds as the Funds had not commenced operations as of the date of this SAI.

In addition, as of the date of this SAI, the Trustees and officers as a group did not own any shares of the Funds because the Funds had not yet commenced operations.

Investment Adviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to a Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of each Fund, and Rafferty, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty the following fee at an annual rate based on its average daily net assets of:

Bear Funds	0.55%
Bull Funds	0.55%
Money Market Fund	0.50%

Each Fund is responsible for its own operating expenses. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through December 31, 2006 to the extent that the Total Annual Operating Expenses exceed 1.30% (excluding dividend and interest on short positions and extraordinary expenses). Rafferty may choose to terminate this waiver or revise the limit on Total Annual Operating Expenses at any time. Any expense waiver is subject to reimbursement by each Fund, as applicable, within the following three years if overall expenses fall below this percentage limitation. There is no assurance that Rafferty will continue this waiver after this date.

The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty and the distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Manager

Each Fund is managed by an investment committee consisting of Sean Smyth, Ryan King, Brendan Murray, and Paul Brigandi. In addition to the Funds, the committee manages the following other accounts as of May 31, 2006:

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	22	$195.7	0	0
Other Pooled Investment Vehicles	6	$83.9	0	0
Other Accounts	0	0	0	0

Rafferty manages no other accounts with an investment objective similar to that of a Fund. However, a Fund may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment committee. However, other actual or apparent conflicts of interest may arise in connection with the day-to-day management of a Fund and other accounts. The management of a Fund and other accounts may result in unequal time and attention being devoted to a Fund and other accounts. Rafferty’s management fees for the services it provides to other accounts varies and may be higher or lower than the advisory fees it receives from a Fund. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

As of December 31, 2005, the investment committee’s compensation is paid by Rafferty and not a Fund. Their compensation primarily consists of a fixed base salary and a bonus. The investment committee’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment committee’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used.

The members of the investment committee do not own any shares of the Funds as of December 31, 2005 as the Funds had not commenced operations.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board. The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to a Fund. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to a Fund.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.06% on assets up to $1 billion, 0.05% on assets between $1 billion and $3 billion, 0.04% on assets between $3 billion and $6 billion and 0.03% on the remaining balance with a minimum fee of $20,000 per fund. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.015% on assets between $500 million and $3 billion, and 0.01% on the remaining balance with a minimum fee of $23,000 per fund. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of a Fund’s assets. The Custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custodian Agreement, the Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.03% on assets up to $500 million, 0.025% on assets between $500 million and $1 billion and 0.02% on the remaining balance. The Custodian also is entitled to certain out-of-pocket expenses.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of a Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Mr. Rafferty is an affiliated person of the Distributor.

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 plan (the “Plan”) for the shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. With the exception of the Distributor, as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

Pursuant to the Plan, a Fund may pay up to 1.00% of its average daily net assets. However, the Board has currently authorized each Fund, except for the Money Market Fund, to pay distribution and services fees only in an amount equal to 0.50%.

The Plan was approved by the Trustees and the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purpose for which such expenditures were made.

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Trust.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Money Market Fund. It is the policy of the Money Market Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The Money Market Fund may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations (“NRSROs”).

Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board’s procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Each Fund other than the Money Market Fund. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ National Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

For purposes of calculating their daily NAV, a Fund typically reflects changes in its holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”). However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when a Fund receives substantial redemptions. Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security. Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on a Fund’s NAV.

PURCHASES AND REDEMPTIONS

The insurance company separate accounts in which premiums from the Contracts are deposited (“Separate Accounts”) may purchase and redeem shares of the Funds on each day the NYSE is open for trading. Purchases and redemptions may be effected based on the amount of premium payments to be invested or surrendered and transfer requests, among other things. No fees are charged to the Separate Accounts when they purchase or redeem shares of the Funds.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund to fairly determine the value of its net assets or disposal of a Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of a Fund’s shareholders.

SHAREHOLDER AND OTHER INFORMATION

Shareholder Information

The Separate Accounts and Qualified Plan sponsors and not the individual Contract or Plan owners are the shareholders of the Funds. However, the Contracts and Qualified Plans may pass through voting rights to the contract owners. Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

The Trust has entered into a licensing agreement with The McGraw-Hill Companies, Inc. to permit the use of certain servicemarks in connection with its registration statement and other materials. “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

Other Information

Potential Conflicts. Shares of the Funds may serve as the underlying investments for the separate accounts of unaffiliated insurance companies for both annuity contracts and life insurance policies. The interests of various contract and policy owners might at some time be in conflict. The Trust does not presently foresee any conflict. However, the Board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw its investments in one or more of the Funds. This may require a Fund to sell securities at unfavorable prices.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Net investment income and any realized net capital gains are as described in the Prospectus under “Distributions and Taxes.” All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

The Money Market Fund ordinarily declares dividends daily from its net investment income and distributes such dividends monthly. Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of a Fund’s net asset value per share. A Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes, or in the case of the Money Market Fund, to maintain its net asset value per share at $1.00. Other than the Money Market Fund, each Fund may realize net long-term capital gain and thus anticipates annual distributions of any net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Money Market Fund does not expect to realize net long-term capital gain and thus does not anticipate distributions of net capital gain. The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees’ opinion, might have a significant adverse effect on its shareholders.

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), determined without regard to any deduction for dividends paid) and net capital gain (i.e. the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) a Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of a Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”). The Internal Revenue Service has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund, other than the Money Market Fund, primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by a Fund, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

If a Fund fails to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders; (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits; and (3) most importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

Additional Diversification Requirement. Each Fund intends to comply with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement, which is in addition to the RIC Diversification Requirements imposed on the Funds, place certain limitations on the assets of each Separate Account - and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of each Fund - that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter, no more than 55% of the value of the account’s total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the RIC Diversification Requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities and securities of other RICs. A Fund’s failure to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders thereof other than as described in the applicable Contract prospectus.

General. Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables, or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC that is publicly traded or otherwise marketable. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from options and futures contracts a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium a Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and a Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting a Fund. No attempt is made to present a complete explanation of the federal tax treatment of a Fund’s and their shareholders’ activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to a Fund and to distributions therefrom.

FINANCIAL STATEMENTS

Prior to the date of this SAI the Funds had not commenced operations.

To receive a copy of the Prospectus or Annual or Semi-Annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

APPENDIX A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

A-1

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

A-2

APPENDIX B

DIREXION INSURANCE TRUST
Proxy Voting Policies and Procedures

The Direxion Insurance Trust has adopted the following guidelines (the “Guidelines”) pursuant to which the Funds’ investment adviser, Rafferty Asset Management (“RAM”), in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I.    Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

A.  It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds’ shareholders.

B. To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201.

II.    Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Direxion Insurance Trust portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders’ best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer’s management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the Funds’ shareholders.

1.    Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

•	Approval of auditors
•	Election of directors and officers of the corporation
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes
•	Declaring stock splits
•	Elimination of preemptive rights
•	Incentive compensation plans
•	Changing the date and/or the location of the annual meetings
•	Minor amendments to the articles of incorporation
•	Employment contracts between the company and its executives and remuneration for directors
•	Automatic dividend reinvestment plans
•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2.    Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

•	Mergers and acquisitions
•	Restructuring
•	Re-incorporation or formation
•	Changes in capitalization
•	Increase or decrease in number of directors
•	Increase or decrease in preferred stock
•	Increase or decrease in common stock
•	Stock option plans or other compensation plans
•	Social issues
•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Board classification without cumulative voting
•	Confidential voting

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III.    Conflicts of Interests

RAM and affiliated companies’ business lines, limited to that of investment advisor to mutual funds and retail broker/dealer, preclude any potential material conflicts of interests between RAM and Direxion Insurance Trust’s shareholders. Neither RAM, nor its affiliates underwrite securities or own stock shares.

IV.    Recordkeeping and Reporting

RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

Proxy voting books and records are maintained by RAM for five years and may be requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at P.O. Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.

Effective July 1, 2003

THE DIREXION INSURANCE TRUST

PART C
OTHER INFORMATION

Item 23.             Exhibits.

(a)	(i)
Declaration of Trust is herein incorporated by reference to the Trust’s Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999 via EDGAR, Accession No. 0000898432-99-001184.

(ii)	Amendment to the Declaration of Trust dated April 5, 2006 is herein incorporated by reference to the Trust’s Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 28, 2006 via Edgar, Accession No. 0000894189-06-001026.

(b)	By-Laws is herein incorporated by reference to the Trust’s Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999 via EDGAR, Accession No. 0000898432-99-001184.

(c)	Voting trust agreement - None.

(d)	(i)(A)	Investment Advisory Agreement between the Direxion (formerly, Potomac) Insurance Trust and Rafferty Asset Management, LLC is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

(i)(B)	Amendment to Schedule A to the Investment Advisory Agreement -filed herewith.

(ii)	Form of Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC is herein incorporated by reference to the Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 9, 2004 via EDGAR, Accession No. 0000898432-04-000330.

(iii)	Form of Investment Subadvisory Agreement between Transamerica Investment Management, LLC and Rafferty Asset Management, LLC is herein incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

(e)	(i)	Form of Distribution Agreement between the Direxion (formerly, Potomac) Insurance Trust and Rafferty Capital Markets, LLC is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

(ii)	Form of Dealer Agreement is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

(iii)	Form of Services Agreement is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000, EDGAR, Accession No. 0000898432-00-000381.

(f)	Bonus, profit sharing contracts - None.

(g)	(i)	Custodian Agreement between the Direxion (formerly, Potomac) Insurance Trust and U.S. Bank, NA is herein Incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

(ii)	Amendment to Exhibit C to the Custodian Agreement - filed herewith.

(h)	(i)(A)	Transfer Agent Agreement between the Direxion (formerly, Potomac) Insurance Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

(i)(B)	Amendment to Exhibit A to the Transfer Agent Agreement - filed herewith.

(ii)(A)	Fund Accounting Servicing Agreement between the Direxion (formerly, Potomac) Insurance Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

(ii)(B)	Amendment to Exhibit A to the Fund Accounting Servicing Agreement - filed herewith.

(iii)(A)	Fund Administrative Servicing Agreement between the Direxion (formerly, Potomac) Insurance Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

(iii)(B)	Amendment to Exhibit A to the Fund Administration Servicing Agreement - filed herewith.

(iv)	Form of Participation Agreement is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

(i)	Opinion and Consent of Counsel - filed herewith.

(j)	(i)	Consent of Independent Registered Public Accounting Firm - filed herewith.

(ii)	Powers of Attorney - filed herewith.

(k)	Audited seed capital statements is herein incorporated by reference to the Post-Effective Amendment No. 13 to the Trust Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 30, 2004 via EDGAR, Accession No. 0000898432-04-000405.

(l)	Letter of investment intent is herein incorporated by reference to the Post-Effective Amendment No. 13 to the Trust Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 30, 2004 via EDGAR, Accession No. 0000898432-04-000405.

(m)	(i)(A)	Class B Plan pursuant to Rule 12b-1 is herein incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000 via EDGAR, Accession No. 0000898432-00-000381.

(i)(B)	Amended Schedule A to Class B Plan pursuant to Rule 12b-1 - filed herewith.

(ii)	Subadvised Plan pursuant to Rule 12b-1 is herein incorporated by reference to the Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 2, 2005 via EDGAR, Accession No. 0000894189-05-001118.

(n)	Plan pursuant to Rule 18f-3 - None.

(o)	Reserved.

(p)	(i)	Code of Ethics for Direxion (formerly, Potomac) Insurance Trust and Rafferty Asset Management, LLC is herein incorporated by reference to the Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 2, 2005 via EDGAR, Accession No. 0000894189-05-001118.

(ii)	Code of Ethics of Flexible Plan Investments, Ltd. is herein incorporated by reference to the Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 9, 2004 via EDGAR, Accession No. 0000898432-04-000330.

(iii)	Code of Ethics of Rafferty Capital Markets, LLC is herein incorporated by reference to the Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 5, 2004 via EDGAR, Accession No. 0000898432-04-000231.

(iv)	Code of Ethics of Transamerica Investment Management, LLC is herein incorporated by reference to the Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 15, 2004 via EDGAR, Accession No. 0000894189-04-002152.

Item 24.          Persons Controlled by or Under Common Control with Registrant

None.

Item 25.          Indemnification

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

(a)    Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)     No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

(c)     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)     Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

(i) such Covered Person shall have provided appropriate security for such undertaking,

(ii) the Trust is insured against losses arising out of any such advance payments, or

(iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.     Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (the “Adviser”), 33 Whitehall Street, 10th Floor, New York 10004, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

Flexible Plan Investments, Ltd. (“Flexible Plan”), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Transamerica Investment Management, LLC (“Transamerica”), 1150 South Olive Street, Los Angeles, California 90015, offers investment advisory services. Information as to the Officers and Directors of Transamerica is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57089).

Item 27.     Principal Underwriter

(a)       Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, NY 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

(b)   The director and officers of Rafferty Capital Markets, LLC are:

Name	Positions and Offices with Underwriter	Position and Offices with Registrant

Thomas A. Mulrooney	President	Chief Operating Officer

Lawrence C. Rafferty	Director	Chief Executive Officer, Chairman of the Board of Trustees

Stephen P. Sprague	CFO	Treasurer, and Secretary

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, NY 11530.

Item 28.     Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds’ investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.     Management Services

Not applicable.

Item 30.     Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 25 its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 25 its Registration Statement on Form N1-A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on June 16, 2006.

DIREXION INSURANCE TRUST

By:     /s/ Daniel D. O’Neill
                                                                                                                                   Daniel D. O’Neill
                                                                                                                                   President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Lawrence C. Rafferty*	Chairman of the Board	June 16, 2006
Lawrence C. Rafferty

/s/ Jay F. Higgins*	Trustee	June 16, 2006
Jay F. Higgins

/s/ Daniel J. Byrne*	Trustee	June 16, 2006
Daniel J. Byrne

/s/ Kevin G. Boyle*	Trustee	June 16, 2006
Kevin G. Boyle

/s/ Gerald E. Shanley III*	Trustee	June 16, 2006
Gerald E. Shanley III

/s/ Daniel D. O’Neill	President	June 16, 2006
Daniel D. O’Neill

/s/ Timothy P. Hagan	Chief Financial Officer	June 16, 2006
Timothy P. Hagan

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President and Attorney-In Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(d)(i)(B)	Amendment to Schedule A to the Investment Advisory Agreement

(g)(ii)	Amendment to Exhibit C to the Custodian Agreement

(h)(i)(B)	Amendment to Exhibit A to the Transfer Agent Agreement

(h)(ii)(B)	Amendment to Exhibit A to the Fund Accounting Servicing Agreement

(h)(iii)(B)	Amendment to Exhibit A to the Fund Administration Servicing Agreement

(i)	Opinion and Consent of Counsel

(j)(i)	Consent of Independent Registered Public Accounting Firm

(j)(ii)	Powers of Attorney

(m)(i)(B)	Amended Schedule A to Class B Plan pursuant to Rule 12b-1